Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Factory Automation Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	$ 61,370	$ 14,132
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		61,370	14,132
Amounts due to related parties		119,759	275,467
Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]	119,578	241,324
Chiayi Sports Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3],[4]	181	1,643
Peko, LLC. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			$ 32,500

[1]	The balance mainly represented software service fee charged and prepayment for machinery to the related party.
[2]	The balance mainly represented lease expense and utility expense payable to the related party.
[3]	The balance mainly represented lease expense payable to the related party.
[4]	The balance mainly represented utility expense payable and purchase of land and building payable to the related party.